Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	Commitments and Contingencies

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, time and bareboat charter contracts as of December 31, 2018, amount to $91,040,878 during 2019, $22,782,759 during 2020, $10,970,170 during 2021, and $3,519,740 during 2022.

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In March and December 2018, the Company chartered in the vessels Astrid and Kazak. The Company entered into time charter agreements to lease the vessels for a period of twelve months. Lease payments relating to the time charters of the vessels Astrid and Kazak, amounted to $2,906,617 for the year ended December 31, 2018 and are included in Charter hire expenses in the consolidated statements of operations. Future lease payments as of December 31, 2018, until the expiry of the charter back agreements, amount to $4,703,679 during 2019.